LOANS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Old Glory Holding Co [Member]
LOANS

(4)	LOANS

A summary of the Company’s loans by portfolio segment as of the dates indicated is as follows:

	March 31,	December 31,
	2026	2025

Residential real estate	$2,178	$1,899
Commercial real estate	11,506	10,268
Commercial and industrial	7,034	3,917
Consumer	1,913	1,618

Gross loans	22,631	17,702
Less: Allowance for credit losses	(369)	(227)

Net loans	$22,262	$17,475

The following presents the activity in the allowance for credit losses by loan portfolio segment for the three months ended March 31, 2026 and 2025. Allocation of a portion of the allowance to one segment of loans does not preclude its availability to absorb losses in other segments.

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

(dollars in thousands, except share data)

March 31, 2026

	Three Months Ended March 31, 2026
	Residential Real Estate	Commercial Real Estate	Commercial and Industrial	Consumer	Total

Balance at beginning of year	$11	$96	$109	$11	$227

Loans charged-off	-	-	-	(60)	(60)
Recoveries on loans	-	-	-	6	6

Net charge-offs	-	-	-	(54)	(54)

Provision	14	32	92	58	196

Balance at end of year	$25	$128	$201	$15	$369

	Three Months Ended March 31, 2025
	Residential Real Estate	Commercial Real Estate	Commercial and Industrial	Consumer	Total

Balance at beginning of period	$11	$1	$27	$4	$43

Loans charged-off	-	-	-	-	-
Recoveries on loans	-	-	-	-	-

Net charge-offs	-	-	-	-	-

Provision	-	17	28	22	67

Balance at end of period	$11	$18	$55	$26	$109

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

(dollars in thousands, except share data)

March 31, 2026

Collateral dependent loans are loans for which the repayment is expected to be provided substantially through the operation or sale of the collateral and the borrower is experiencing financial difficulty. The Company reviews individually evaluated loans for designation as collateral dependent loans, as well as other loans that management of the Company designates as having higher risk. These loans do not share common risk characteristics and are not included within the collectively evaluated loans for determining the allowance for credit losses.

Under CECL, for collateral dependent loans, the Company has adopted the practical expedient to measure the allowance for credit losses based on the fair value of collateral. The allowance for credit losses is calculated on an individual loan basis based on the shortfall between the fair value of the loan’s collateral, which is adjusted for liquidation costs/discounts, and amortized cost. If the fair value of the collateral exceeds the amortized cost, no allowance is required.

The following tables provide a breakdown between loans identified as collateral dependent assets (“CDAs”) and non-CDAs, by type and securing collateral, as well as collateral coverage for those loans at March 31, 2026 and December 31, 2025:

	March 31, 2026
	CDA’s
	Residential	Commercial	Non
	Property	Property	CDA’s	Total
Residential real estate	$-	$-	$2,178	$2,178
Commercial real estate	-	-	11,506	11,506
Commercial and industrial	-	122	6,912	7,034
Consumer	-	-	1,913	1,913

Total	$-	$122	$22,509	$22,631

Total collateral value	$-	$-

	December 31, 2025
	CDA’s
	Residential	Commercial	Non
	Property	Property	CDA’s	Total
Residential real estate	$-	$-	$1,899	$1,899
Commercial real estate	-	-	10,268	10,268
Commercial and industrial	-	122	3,795	3,917
Consumer	-	-	1,618	1,618

Total	$-	$122	$17,580	$17,702

Total collateral value	$-	$92

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

(dollars in thousands, except share data)

March 31, 2026

The Company utilizes a risk grading matrix to assign a risk grade to each of its loans. A description of the general characteristics of the risk grades is as follows:

●	Pass—This grade includes loans to borrowers of acceptable credit quality and risk. The Company further differentiates within this grade based upon borrower characteristics, which include: capital strength, earnings stability, leverage, and industry.

●	Special Mention—This grade includes loans that require more than a normal degree of supervision and attention. These loans have all the characteristics of an adequate asset, but due to being adversely affected by economic or financial conditions have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan.

●	Substandard—This grade includes loans that have well defined weaknesses, which make payment default or principal exposure possible, but not yet certain. Such loans are apt to be dependent upon collateral liquidation, a secondary source of repayment or an event outside of the normal course of business to meet the repayment terms.

●	Doubtful—These loans have all the weaknesses inherent in a “substandard” loan with the added factor that the weaknesses are so severe that collection or liquidation in full, on the basis of current existing facts, conditions and values, is extremely unlikely, but because of certain specific pending factors, the amount of loss cannot yet be determined.

●	Loss—This grade includes loans that are to be charged-off or charged-down when payment is acknowledged to be uncertain or when the timing or value of payments cannot be determined. “Loss” is not intended to imply that the asset has no recovery or salvage value, but simply that it is not practical or desirable to defer writing off all or some portion of the loan, even though partial recovery may be affected in the future.

The following tables present the credit risk profile by risk grade for loans as of March 31, 2026 and December 31, 2025:

	March 31,	December 31,
	2026	2025
Pass	$20,340	$17,580
Special Mention	1,407	-
Substandard	762	122
Doubtful	122	-
	$22,631	$17,702

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

(dollars in thousands, except share data)

March 31, 2026

The following tables present an aging of the recorded investment in past due and nonaccrual loans, by loan class, as of March 31, 2026 and December 31, 2025. All loans that have been delinquent for 90 days or more, as well as other loans with a well-defined weakness, are considered nonaccrual loans.

	March 31, 2026
	30–59 Days	60–89 Days	90 + Days	Total Past Due	Current Loans	Total Loans	Non- Accrual Loans

Residential real estate	$-	$-	$76	$76	$2,102	$2,178	$76
Commercial real estate	-	-	-	-	11,506	11,506	-
Commercial and industrial	-	-	-	-	7,034	7,034	122
Consumer	-	-	-	-	1,913	1,913	-

	$-	$-	$76	$76	$22,555	$22,631	$198

	December 31, 2025
	30–59 Days	60–89 Days	90 + Days	Total Past Due	Current Loans	Total Loans	Non- Accrual Loans

Residential real estate	$-	$76	$-	$76	$1,823	$1,899	$-
Commercial real estate	-	-	-	-	10,268	10,268	-
Commercial and industrial	-	-	-	-	3,795	3,917	122
Consumer	16	-	-	16	1,602	1,618	-

	$16	$76	$-	$92	$17,488	$17,702	$122

The following table presents recorded investment in loans on nonaccrual status, by class, as of March 31, 2026 and December 31, 2025. It also includes interest income recognized on nonaccrual loans for the three months ended March 31, 2026.

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

(dollars in thousands, except share data)

March 31, 2026

			90 Days or	Nonaccrual With	Interest Income
			More & Still	No Specific	Recognized For
	Nonaccrual Loans		Accruing at	Reserve as of	Three Months
	March 31,	December 31,	March 31,	March 31,	March 31,
	2026	2025	2026	2026	2026
Residential real estate	$76	$-	$-	$76	$-
Commercial real estate	-	-	-	-	-
Commercial and industrial	122	122	-	-	-
Consumer	-	-	-	-	-

Total	$198	$122	$-	$76	$-

A loan modification generally occurs when a borrower is experiencing financial difficulty and the Company grants a concession to provide the borrower relief from one or more of the contractual loan conditions. Concessions that the Company might consider include the allowance of interest-only payments on a temporary basis, the reduction of interest rates, the extension of the loan term, the forgiveness of principal, or a combination of these. The Company had the following loan modifications for the year ended December 31, 2025. The Company did not have any loan modifications for the three months ended March 31, 2026.

	December 31, 2025
	Interest Only &
	Reduction in
	Interest Rate	Total

Residential real estate	$-	$-
Commercial real estate	-	-
Commercial and industrial	122	122
Consumer	-	-

Total	$122	$122

(4)	LOANS

A summary of the Company’s loans by portfolio segment as of December 31 is as follows:

	2025	2024

Residential real estate	$1,899	$522
Commercial real estate	10,268	960
Commercial and industrial	3,917	1,724
Consumer	1,618	579

Gross loans	17,702	3,785
Less: Allowance for credit losses	(227)	(43)

Net loans	$17,475	$3,742

The following presents the activity in the allowance for credit losses by loan portfolio segment for the years ended December 31, 2025 and December 31, 2024. Allocation of a portion of the allowance to one segment of loans does not preclude its availability to absorb losses in other segments.

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(dollars in thousands, except share data)

December 31, 2025 and 2024

	Residential	Commercial	Commercial
	Real Estate	Real Estate	and Industrial	Consumer	Total
2025

Balance at beginning of year	$11	$1	$27	$4	$43

Loans charged-off	-	-	(20)	(170)	(190)
Recoveries on loans	-	-	-	3	3

Net charge-offs	-	-	(20)	(167)	(187)

Provision	-	95	102	174	371

Balance at end of year	$11	$96	$109	$11	$227

	Residential	Commercial	Commercial
	Real Estate	Real Estate	and Industrial	Consumer	Total
2024

Balance at beginning of year	$4	$7	$13	$1	$25

Loans charged-off	-	-	-	-	-
Recoveries on loans	-	-	-	-	-

Net charge-offs	-	-	-	-	-

Provision	7	(6)	14	3	18

Balance at end of year	$11	$1	$27	$4	$43

Collateral dependent loans are loans for which the repayment is expected to be provided substantially through the operation or sale of the collateral and the borrower is experiencing financial difficulty. The Company reviews individually evaluated loans for designation as collateral dependent loans, as well as other loans that management of the Company designates as having higher risk. These loans do not share common risk characteristics and are not included within the collectively evaluated loans for determining the allowance for credit losses.

Under CECL, for collateral dependent loans, the Company has adopted the practical expedient to measure the allowance for credit losses based on the fair value of collateral. The allowance for credit losses is calculated on an individual loan basis based on the shortfall between the fair value of the loan’s collateral, which is adjusted for liquidation costs/discounts, and amortized cost. If the fair value of the collateral exceeds the amortized cost, no allowance is required.

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(dollars in thousands, except share data)

December 31, 2025 and 2024

The following tables provide a breakdown between loans identified as collateral dependent assets (“CDAs”) and non-CDAs, by type and securing collateral, as well as collateral coverage for those loans at December 31, 2025 and 2024:

	2025
	CDA’s
	Residential	Commercial	Non
	Property	Property	CDA’s	Total
Residential real estate	$-	$-	$1,899	$1,899
Commercial real estate	-	-	10,268	10,268
Commercial and industrial	-	122	3,795	3,917
Consumer	-	-	1,618	1,618

Total	$-	$122	$17,580	$17,702

Total collateral value	$-	$92

	2024
	CDA’s
	Residential	Commercial	Non
	Property	Property	CDA’s	Total
Residential real estate	$-	$-	$522	$522
Commercial real estate	-	-	960	960
Commercial and industrial	-	134	1,590	1,724
Consumer	-	-	579	579

Total	$-	$134	$3,651	$3,785

Total collateral value	$-	$75

The Company utilizes a risk grading matrix to assign a risk grade to each of its loans. A description of the general characteristics of the risk grades is as follows:

●	Pass—This grade includes loans to borrowers of acceptable credit quality and risk. The Company further differentiates within this grade based upon borrower characteristics, which include: capital strength, earnings stability, leverage, and industry.

●	Special Mention—This grade includes loans that require more than a normal degree of supervision and attention. These loans have all the characteristics of an adequate asset, but due to being adversely affected by economic or financial conditions have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan.

●	Substandard—This grade includes loans that have well defined weaknesses, which make payment default or principal exposure possible, but not yet certain. Such loans are apt to be dependent upon collateral liquidation, a secondary source of repayment or an event outside of the normal course of business to meet the repayment terms.

●	Doubtful—These loans have all the weaknesses inherent in a “substandard” loan with the added factor that the weaknesses are so severe that collection or liquidation in full, on the basis of current existing facts, conditions and values, is extremely unlikely, but because of certain specific pending factors, the amount of loss cannot yet be determined.

●	Loss—This grade includes loans that are to be charged-off or charged-down when payment is acknowledged to be uncertain or when the timing or value of payments cannot be determined. “Loss” is not intended to imply that the asset has no recovery or salvage value, but simply that it is not practical or desirable to defer writing off all or some portion of the loan, even though partial recovery may be affected in the future.

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(dollars in thousands, except share data)

December 31, 2025 and 2024

The following tables present the credit risk profile by risk grade for loans by origination year as of December 31, 2025 and 2024:

December 31, 2025
	2025	2024	2023	2022	2021	2020 & Prior	Grand Total

Residential real estate
Pass	$552	$867	$78	$135	$124	$143	$1,899
Special mention	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-
Total	552	867	78	135	124	143	1,899

Commercial real estate
Pass	$9,599	$194	$43	$38	$-	$394	$10,268
Special mention	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-
Total	9,599	194	43	38	-	394	10,268

Commercial and industrial
Pass	$2,972	$652	$11	$11	$137	$12	$3,795
Special mention	-	-	-	-	-	-	-
Substandard	-	122	-	-	-	-	122
Doubtful	-	-	-	-	-	-	-
Total	2,972	774	11	11	137	12	3,917

Consumer
Pass	$930	$633	$48	$-	$7	$-	$1,618
Special mention	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-
Total	930	633	48	-	7	-	1,618

Total	$14,053	$2,468	$180	$184	$268	$549	$17,702

December 31, 2024
	2024	2023	2022	2021	2020	2019 & Prior	Grand Total

Residential real estate
Pass	$14	$84	$79	$128	$-	$171	$476
Special mention	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	46	46
Doubtful	-	-	-	-	-	-	-
Total	14	84	79	128	-	217	522

Commercial real estate
Pass	$199	$429	$-	$-	$-	$292	$920
Special mention	-	-	-	-	-	-	-
Substandard	-	-	40	-	-	-	40
Doubtful	-	-	-	-	-	-	-
Total	199	429	40	-	-	292	960

Commercial and industrial
Pass	$812	$113	$71	$199	$277	$118	$1,590
Special mention	-	-	-	-	-	-	-
Substandard	-	-	16	-	-	118	134
Doubtful	-	-	-	-	-	-	-
Total	812	113	87	199	277	236	1,724

Consumer
Pass	$491	$60	$12	$11	$-	$-	$574
Special mention	-	-	-	-	-	-	-
Substandard	-	-	-	5	-	-	5
Doubtful	-	-	-	-	-	-	-
Total	491	60	12	16	-	-	579

Total	$1,516	$686	$218	$343	$277	$745	$3,785

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(dollars in thousands, except share data)

December 31, 2025 and 2024

The following tables present an aging of the recorded investment in past due and nonaccrual loans, by loan class, as of December 31, 2025 and 2024. All nonaccrual loans are loans that have been delinquent for 90 days or more. There were no loans past due 90 days and still accruing interest at December 31, 2025 and 2024.

				Total	Current	Total	Non-Accrual
	30–59 Days	60–89 Days	90 + Days	Past Due	Loans	Loans	Loans
2025

Residential real estate	$-	$76	$-	$76	$1,823	$1,899	$-
Commercial real estate	-	-	-	-	10,268	10,268	-
Commercial and industrial	-	-	-	-	3,795	3,917	122
Consumer	16	-	-	16	1,602	1,618	-

	$16	$76	$-	$92	$17,488	$17,702	$122

2024

Residential real estate	$26	$-	$-	$26	$496	$522	$-
Commercial real estate	-	-	-	-	960	960	-
Commercial and industrial	77	-	-	77	1,647	1,724	-
Consumer	10	-	-	10	569	579	-

	$113	$-	$-	$113	$3,672	$3,785	$-

The following table presents recorded investment in loans on nonaccrual status, by class, as of December 31, 2025 and 2024. It also includes interest income recognized on nonaccrual loans for the year ended December 31, 2025

	Nonaccrual Loans		90 Days or More & Still Accruing at	Nonaccrual With No Specific Reserve as of	Interest Income Recognized For Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2025	2025
Residential real estate	$-	$-	$-	$-	$-
Commercial real estate	-	-	-	-	-
Commercial and industrial	122	-	-	-	48
Consumer	-	-	-	-	-

Total	$122	$-	$-	$-	$48

A loan modification generally occurs when a borrower is experiencing financial difficulty and the Company grants a concession to provide the borrower relief from one or more of the contractual loan conditions. Concessions that the Company might consider include the allowance of interest-only payments on a temporary basis, the reduction of interest rates, the extension of the loan term, the forgiveness of principal, or a combination of these. The Company had the following loan modifications for the year ended December 31, 2025. The Company did not have any loan modifications for the year ended December 31, 2024.

	2025
	Interest Only & Reduction in Interest Rate	Total

Residential real estate	$-	$-
Commercial real estate	-	-
Commercial and industrial	122	122
Consumer	-	-

Total	$122	$122

OLD GLORY HOLDING COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(dollars in thousands, except share data)

December 31, 2025 and 2024